Lease Obligations (Future Minimum Rental Commitments For All Long-Term Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 30.8
2015	24.8
2016	16.2
2017	9.7
2018	5.7
Thereafter	14.5
Total	$ 101.7